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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05793
Invesco Municipal Income Opportunities Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)     (Zip code)
Philip A. Taylor     1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Municipal Income Opportunities Trust II
Semiannual Report to Shareholders • August 31, 2011
NYSE: OIB

2	Letters to Shareholders
3	Trust Performance
4	Dividend Reinvestment Plan
5	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
20	Financial Highlights
21	Approval of Investment Advisory and Sub-Advisory Agreements
23	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In today’s volatile market environment, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan, develop an appropriate investment strategy and put you in a better position to achieve your financial goals over the long term. This can take some of the guesswork out of the process and help you make thoughtful investments. Your financial adviser also can help you better understand your tolerance for risk, so that your investment approach lets you sleep at night while getting you closer to your goals. Lastly, your financial adviser can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund, its performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     As we’ve seen over the last several years, market conditions can change — often suddenly and dramatically. That’s one reason financial advisers typically advise their clients to be well diversified and to maintain a long-term investment focus. While diversification can’t guarantee a profit or protect against loss, it can cushion the impact of dramatic market moves. Maintaining a long-term investment focus for your long-term goals — financing your retirement or your children’s education, for example — may help you avoid making rash investment decisions based on short-term market swings.
     Our funds are managed strictly according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change in response to short-term market events. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be, and that it’s managed with a long-term focus.
     If you have questions about your account, please contact one of our client service representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
2	Invesco Municipal Income Opportunities Trust II

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	8.28%

Trust at Market Value	9.47

Barclays Capital High Yield Municipal Bond Index▼	6.90

Market Price Discount to NAV as of 8/31/11	-6.61

▼Invesco, Barclays Capital
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade bonds.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Municipal Income Opportunities Trust II.
     Effective June 28, 2011, Gerard Pollard joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1998.
     Effective June 28, 2011, Franklin Ruben joined the Trust’s management team. He has been associated with
Invesco or its affiliates in an investment capacity since 1997.
     William Black began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1998 to 2010, Mr. Black was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Mark Paris began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 2002 to 2010, Mr. Paris was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     James Phillips began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1991 to 2010, Mr. Phillips was associated with Van Kampen Asset management or its affiliates in an investment capacity.

NYSE Symbol	OIB
3	Invesco Municipal Income Opportunities Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs: Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4	Invesco Municipal Income Opportunities Trust II

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–105.07%
Alabama–1.03%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$987,670

Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	345	252,171

				1,239,841

Arizona–2.80%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,125	1,055,745

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB(a)	6.55%	12/01/37	800	721,632

Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Education RB	6.00%	12/15/24	500	484,390

Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	620	633,435

Quechan Indian Tribe of Fort Yuma (Indian Reservation California and Governmental Projects); Series 2008, RB	7.00%	12/01/27	500	466,205

				3,361,407

California–7.01%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	375	387,217

Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(b)(c)	5.00%	09/15/32	360	370,091

California (County of) Tobacco Securitization Agency (Gold Country); Series 2006 CAB, RB(d)	0.00%	06/01/33	1,695	150,160

California (State of) Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB(e)	5.88%	07/01/28	320	289,965

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	500	424,245

Series 2011, RB	7.25%	11/01/31	375	395,782

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	429,175

California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB(e)	7.25%	10/01/38	185	185,237

Desert Community College District (Election 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(d)	0.00%	08/01/46	3,750	373,050

Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,650	1,709,992

National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	375	392,989

Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facilities RB(a)	5.55%	07/01/28	470	399,867

Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax GO CAB Bonds(d)	0.00%	08/01/39	2,040	349,534

Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	375	346,316

Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	375	304,530

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	375	372,274

San Francisco (City of) Redevelopment Financial Authority (Mission Bay South); Series 2011 D, Tax Allocation, RB	7.00%	08/01/41	525	550,767

Southern California Logistics Airport Authority; Series 2008 A, Sub. Tax Allocation CAB RB(d)	0.00%	12/01/44	6,780	364,222

Union (City of) Communities Redevelopment Agency; Series 2011, Tax Allocation RB	6.88%	12/01/33	565	603,267

				8,398,680

Colorado–3.83%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	600	527,586

Series 2009 A, RB	8.25%	01/01/24	400	417,084

Colorado (State of) Health Facilities Authority (Total Long-term Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	375	380,456

Colorado (State of) Housing & Finance Authority (Single Family); Series 1998 B-3, Sr. Sub. RB	6.55%	05/01/25	15	15,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	$375	$375,225

Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,085,491

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(b)	5.00%	12/01/35	345	295,303

Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported GO Bonds	7.25%	12/01/40	500	490,405

Montrose (County of) Memorial Hospital; Series 2003, RB	6.00%	12/01/33	375	368,186

Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	750	636,315

				4,591,192

District of Columbia–0.89%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	375	384,990

District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB(c)	5.00%	12/01/25	495	556,345

Metropolitan Washington Airports Authority (Caterair International Corp.); Series 1991, Special Facility RB(a)	10.13%	09/01/11	120	120,000

				1,061,335

Florida–11.47%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	471,125

Series 2007, IDR	5.88%	11/15/36	700	552,580

Series 2007, IDR	5.88%	11/15/42	375	287,565

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	535	474,336

Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS–AGM/AMBAC)(b)(c)	5.00%	09/01/23	2,735	2,920,652

Capital Trust Agency (Million Air One LLC); Series 2011, RB(a)	7.75%	01/01/41	375	369,394

Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	190	189,303

Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	375	344,265

Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	375	293,494

Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB(d)	0.00%	10/01/42	3,000	376,470

Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	375	380,775

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	475	462,526

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	500	445,545

Series 2007, First Mortgage RB	5.50%	07/01/38	500	405,105

Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	940	884,606

Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	500	506,730

Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	930	750,259

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB(c)	5.00%	08/15/32	2,640	2,645,333

St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	375	376,001

Tolomato Community Development District; Series 2007, Special Assessment RB	6.55%	05/01/27	600	399,732

University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	235	212,915

				13,748,711

Georgia–1.26%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	375	385,935

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	800	821,640

Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(a)	9.00%	06/01/35	280	299,830

				1,507,405

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii–2.63%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose RB	8.75%	11/15/29	$375	$416,216

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company); Series 2009, Special Purpose RB	6.50%	07/01/39	375	399,060

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,043,170

Hawaii (State of); Series 2008 DK, Unlimited Tax GO Bonds(c)	5.00%	05/01/23	1,140	1,299,098

				3,157,544

Illinois–10.07%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax Bonds	5.90%	03/01/27	625	514,869

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	333,305

Chicago (City of) (Lakeshore East); Series 2003, Improvement Special Assessment RB	6.75%	12/01/32	999	1,021,298

Chicago (City of) Increment Revenue; Series 2011 C, COP	7.13%	05/01/25	390	397,585

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	265	266,420

Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	540	518,675

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	370	316,457

Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	770,640

Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	750	634,928

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	375	369,473

Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, Health Facilities RB	7.00%	11/15/32	750	689,587

Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	375	375,180

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	833,940

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, Health Facilities RB(f)	6.90%	11/15/33	1,000	350,000

Illinois (State of) Financial Authority (DeKalb-Northern Student Housing); Series 2011, RB	6.88%	10/01/43	375	385,451

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB(c)	5.50%	06/15/50	360	365,227

Series 2010 B, Ref. CAB RB (INS–AGM)(b)(d)	0.00%	06/15/43	3,750	550,125

Illinois (State of) Toll Highway Authority; Series 2008 B, RB(c)	5.50%	01/01/33	1,200	1,253,652

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	375	365,486

Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	400	406,792

Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	981	869,961

Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(a)	7.00%	12/01/42	550	481,459

				12,070,510

Indiana–1.26%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	375	382,823

Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	375	332,689

St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	525	466,483

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB(e)	5.80%	09/01/47	375	332,171

				1,514,166

Iowa–0.60%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	375	395,989

Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	375	324,097

				720,086

Kansas–0.39%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	525	466,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–0.31%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	$375	$374,471

Louisiana–1.56%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(f)	5.25%	07/01/17	744	372,298

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	375	385,695

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB(e)	6.38%	12/01/34	400	373,044

Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	750	744,547

				1,875,584

Maine–0.31%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	375	376,020

Maryland–1.78%
Harford (County of) Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	375	390,506

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	365,255

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	500	501,415

Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development RB	6.25%	05/01/34	1,000	871,940

				2,129,116

Massachusetts–3.87%
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Tax GO Bonds (INS–AMBAC)(b)(c)	5.50%	08/01/30	360	446,188

Massachusetts (State of) Development Finance Agency (Evergreen Center, Inc.); Series 2005, RB	5.50%	01/01/35	500	446,915

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.); Series 2007 A, RB(f)	5.75%	11/15/42	375	199,894

Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.75%	07/01/23	1,500	1,499,835

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	375	378,728

Massachusetts (State of) Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,110	1,029,991

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	375	397,597

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/32	190	237,926

				4,637,074

Michigan–0.71%
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	450	432,576

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB(a)(g)(h)	6.75%	06/02/14	375	419,569

				852,145

Minnesota–2.24%
Bloomington (City of) Port Authority (Radisson Blu Moa LLC); Series 2010, Recovery Zone Facilities RB	9.00%	12/01/35	375	384,251

Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	350	387,534

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	664,344

North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	500	493,700

St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	375	377,576

Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	375	376,643

				2,684,048

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Mississippi–0.33%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	$400	$399,960

Missouri–3.52%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB(a)	6.00%	07/01/37	450	189,688

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	375	337,136

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	2,000	2,000,100

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	375	389,040

Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2000 A-1, Single Family Mortgage RB (INS–GNMA/FNMA)(a)(b)	7.50%	03/01/31	30	30,871

St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Allocation RB	6.38%	12/01/25	375	376,504

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	500	450,875

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	500	446,415

				4,220,629

Nebraska–0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	375	377,036

Nevada–1.94%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Special Assessment RB	6.38%	08/01/23	920	938,354

Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB(f)	7.38%	01/01/40	1,000	1,500

Henderson (City of) Local Improvement District No. T-18; Series 2006, Special Assessment RB	5.30%	09/01/35	675	353,038

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	450	515,529

Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Special Assessment Bonds	6.50%	09/01/20	520	517,208

				2,325,629

New Hampshire–0.32%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	375	388,110

New Jersey–3.58%
Essex (County of) Improvement Authority (Newark); Series 2010 A, Lease RB	6.25%	11/01/30	375	403,106

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB(a)	6.25%	09/15/19	375	365,081

Series 1999, Special Facility RB(a)	6.40%	09/15/23	190	183,662

New Jersey (State of) Economic Development Authority (Franciscan Oaks); Series 1997, First Mortgage RB	5.75%	10/01/23	375	374,171

New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	654,592

New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	500	439,435

New Jersey (State of) Economic Development Authority (United Methodist Homes of New Jersey Obligated Group); Series 1998, Ref. Economic Development RB	5.13%	07/01/25	1,000	858,490

New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	540	413,618

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	375	368,723

New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1A, RB	5.00%	06/01/41	340	225,369

				4,286,247

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico–0.31%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	$375	$373,703

New York–3.32%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB(d)	0.00%	07/15/35	550	121,963

Series 2009, CAB RB(d)	0.00%	07/15/46	3,750	394,237

Mount Vernon (City of) Industrial Development Agency (Wartburg Senior Housing Inc./Meadowview); Series 1999, Civic Facility RB	6.15%	06/01/19	790	764,428

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	550	529,820

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.25%	12/01/37	375	366,683

New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/37	450	438,106

New York City (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	600	603,564

New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	375	388,106

New York City (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB(e)(f)	6.13%	02/15/19	1,000	10

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB(a)(e)(g)(h)	6.63%	10/01/13	375	375,975

				3,982,892

North Carolina–0.59%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	400	325,904

North Carolina (State of) Medical Care Commission (Whitestone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	375	380,655

				706,559

Ohio–2.26%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Healthcare RB	6.00%	11/01/38	600	510,174

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	700	632,457

Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	375	382,357

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	375	373,305

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	375	421,845

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	450	391,536

				2,711,674

Oklahoma–1.02%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	450	430,515

Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	390	403,229

Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	375	384,386

				1,218,130

Pennsylvania–6.35%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	365	332,300

Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	500	469,080

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	1,000	903,670

Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc); Series 2002, First Mortgage RB	8.50%	05/01/32	2,760	2,633,426

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	360	322,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	$750	$654,113

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	375	389,505

Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax Bonds(c)	5.00%	06/15/21	1,125	1,306,823

Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2002 B, VRD RB(i)	0.13%	07/01/25	600	600,000

				7,611,459

Puerto Rico–0.29%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Sales Tax CAB RB(d)	0.00%	08/01/34	1,500	352,515

South Carolina–1.76%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	250	270,027

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment RB	5.25%	10/01/26	975	776,529

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB(f)	6.00%	11/15/37	575	229,109

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	1,000	828,600

				2,104,265

Tennessee–2.80%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	800	798,016

Metropolitan Government of Nashville & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, RB	5.65%	07/01/24	375	354,671

Shelby (County of) Health, Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	1,000	943,770

Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	1,000	878,220

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	375	380,801

				3,355,478

Texas–11.85%
Alliance Airport Authority, Inc. (American Airlines, Inc.); Series 2007, Ref. Special Facilities RB(a)	5.25%	12/01/29	375	249,289

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(a)	4.85%	04/01/21	450	467,847

Austin (City of) Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB(e)	5.75%	01/01/34	500	446,915

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	375	384,656

Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	375	358,898

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	375	364,646

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, Hospital RB	7.13%	09/01/34	660	651,050

HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	375	306,596

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	375	348,386

Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB(a)	6.75%	07/01/21	375	372,724

Series 2001 E, Airport System Special Facilities RB(a)	6.75%	07/01/29	185	181,857

Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB(g)(j)	7.13%	02/15/14	1,000	1,165,980

Houston (City of) Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, Higher Education RB	6.88%	05/15/41	375	391,455

La Vernia Higher Education Finance Corp. (Kipp, Inc.); Series 2009 A, RB	6.25%	08/15/39	375	387,547

Love Field Airport Modernization Corp. (Southwest Airlines Co.–Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	300	282,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Lubbock (City of) Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	$825	$779,947

North Texas Tollway Authority (Special Project System); Series 2011 B, CAB RB(d)	0.00%	09/01/37	2,800	529,284

North Texas Tollway Authority; Series 2008 A, First Tier RB (INS–BHAC)(b)(c)	5.75%	01/01/48	1,125	1,177,695

Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	565	568,170

Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	400	378,632

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	250	247,710

Texas (State of) Department of Housing & Community Affairs; Series 2007 B, Single Family Mortgage RB (INS– GNMA/FNMA/FHLMC)(a)(b)(c)	5.15%	09/01/27	2,250	2,293,110

Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Educational RB	7.13%	02/15/40	375	381,349

Texas (State of) Turnpike Authority; Series 2002, Central Texas Turnpike CAB RB (INS–AMBAC)(b)(d)	0.00%	08/15/33	1,560	386,272

Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	375	387,716

Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	375	384,889

Tyler (City of) Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. RB	5.00%	07/01/33	375	336,806

				14,212,344

Utah–0.84%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB(a)	6.15%	09/01/30	650	649,928

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	375	353,798

				1,003,726

Virginia–4.32%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB	6.50%	01/01/28	4,419	3,889,602

Lexington (City of) Industrial Development Authority (Kendall at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	395	330,007

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	496	491,680

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB	9.00%	07/01/39	450	473,463

				5,184,752

Washington–2.55%
King (County of) Public Hospital District No. 4 (Snoqualime Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	375	377,947

King (County of) Washington Sewer Revenue; Series 2011 B, Ref. RB(c)	5.00%	01/01/34	1,125	1,188,945

Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB(a)	7.25%	04/01/30	600	600,840

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	375	386,089

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	450	497,506

				3,051,327

West Virginia–0.59%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.50%	10/01/38	750	707,272

Wisconsin–2.20%
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.); Series 2004 A, RB	6.75%	08/15/34	1,250	1,237,725

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	575	628,170

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.); Series 2009 A, RB	7.63%	09/15/39	$375	$386,006

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	375	380,130

				2,632,031

TOTAL INVESTMENTS(k)–105.07% (Cost $131,861,607)				125,971,179

FLOATING RATE NOTE OBLIGATIONS–(7.20)%
Notes with interest rates ranging from 0.21% to 0.34% at 08/31/11 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1H).(l)				(8,630,000)

OTHER ASSETS LESS LIABILITIES–2.13%				2,552,882

NET ASSETS–100.00%				$119,894,061

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1H.
(d)	Zero coupon bond issued at a discount.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $2,003,317, which represented 1.67% of the Trust’s Net Assets.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2011 was $1,152,811, which represented 0.96% of the Trust’s Net Assets.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.
(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $16,061,085 are held by Dealer Trusts and serve as collateral for the $8,630,000 in the floating rate note obligations outstanding at that date.
Portfolio Composition

By credit sector, based on Total Investments
As of August 31, 2011

Revenue Bonds	80.0%

General Obligation Bonds	4.2

Pre-refunded Bonds	0.9

Other	14.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Municipal Income Opportunities Trust II

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $131,861,607)	$125,971,179

Receivable for:
Investments sold	3,268,842

Interest	2,311,311

Investment for trustee deferred compensation and retirement plans	2,274

Other assets	27,071

Total assets	131,580,677

Liabilities:
Floating rate note obligations	8,630,000

Payable for:
Investments purchased	1,645,645

Amount due custodian	1,305,994

Accrued fees to affiliates	4

Accrued other operating expenses	38,933

Trustee deferred compensation and retirement plans	66,040

Total liabilities	11,686,616

Net assets applicable to shares outstanding	$119,894,061

Net assets consist of:
Shares of beneficial interest	$141,593,771

Undistributed net investment income	1,022,068

Undistributed net realized gain (loss)	(16,831,350)

Unrealized appreciation (depreciation)	(5,890,428)

$119,894,061

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Shares outstanding	16,184,389

Net asset value per share	$7.41

Market value per share	$6.92

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Municipal Income Opportunities Trust II

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$4,275,105

Expenses:
Advisory fees	293,215

Administrative services fees	25,137

Custodian fees	2,164

Interest, facilities and maintenance fees	35,405

Transfer agent fees	3,976

Trustees’ and officers’ fees and benefits	12,158

Professional services fees	26,166

Other	34,012

Total expenses	432,233

Net investment income	3,842,872

Net realized gain (loss) from investment securities	(1,918,709)

Change in net unrealized appreciation of investment securities	7,154,125

Net realized and unrealized gain	5,235,416

Net increase in net assets resulting from operations	$9,078,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Municipal Income Opportunities Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2011 and the year ended February 28, 2011
(Unaudited)

	August 31,	February 28,
	2011	2011

Operations:
Net investment income	$3,842,872	$7,575,013

Net realized gain (loss)	(1,918,709)	(4,592,170)

Change in net unrealized appreciation (depreciation)	7,154,125	(860,525)

Net increase in net assets resulting from operations	9,078,288	2,122,318

Distributions to shareholders from net investment income	(3,762,870)	(7,525,743)

Net increase (decrease) in net assets	5,315,418	(5,403,425)

Net Assets:
Beginning of period	114,578,643	119,982,068

End of period (includes undistributed net investment income of $1,022,068 and $942,066, respectively)	$119,894,061	$114,578,643

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Income Opportunities Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Trust’s investment objective is to provide a high level of current income exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

16        Invesco Municipal Income Opportunities Trust II

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

17        Invesco Municipal Income Opportunities Trust II

I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.50% of the Trust’s average weekly net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.73%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the six months ended August 31, 2011, the Adviser did not waive any advisory fees.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under these agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$125,971,179	$—	$125,971,179

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall

18        Invesco Municipal Income Opportunities Trust II

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $1,725 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $8,019,000 and 0.88%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Trust had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2013	$1,472,699

February 28, 2017	3,649,558

February 28, 2018	4,703,351

February 28, 2019	3,967,140

Total capital loss carryforward	$13,792,748

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $15,464,918 and $12,178,489, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,070,078

Aggregate unrealized (depreciation) of investment securities	(9,805,542)

Net unrealized appreciation (depreciation) of investment securities	$(5,735,464)

Cost of investments for tax purposes is $131,706,643.

NOTE 8—Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	Six months ended	Year ended
	August 31,	February 28,
	2011	2011

Beginning shares	16,184,389	16,184,389

Shares repurchased	—	—

Ending shares	16,184,389	16,184,389

19        Invesco Municipal Income Opportunities Trust II

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.03875	September 15, 2011	September 30, 2011

September 30, 2011	$0.03875	October 14, 2011	October 31, 2011

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months
	ended
	August 31,		Year ended February 28/29,
	2011		2011	2010		2009		2008		2007

Net asset value, beginning of period	$7.08		$7.41	$6.15		$8.01		$9.30		$9.04

Net investment income(a)	0.24		0.47	0.48		0.49		0.48		0.49

Net realized and unrealized gains (losses)	0.32		(0.33)	1.25		(1.83)		(1.28)		0.27

Total from investment operations	0.56		0.14	1.73		(1.34)		(0.80)		0.76

Less distributions from investment income	(0.23)		(0.47)	(0.47)		(0.52)		(0.49)		(0.50)

Anti-dilutive effect of shares repurchased(a)	—		—	—		0.00	(b)	0.00	(b)	0.00	(b)

Net asset value, end of period	$7.41		$7.08	$7.41		$6.15		$8.01		$9.30

Market value, end of period	$6.92		$6.54	$7.00		$6.12		$8.15		$9.14

Total return net asset value(c)	8.28%		1.93%

Total return at market value(d)	9.47%		(0.33)%	22.71%		(19.22)%		(5.67)%		10.15%

Net assets, end of period (000’s omitted)	$119,894		$114,579	$119,982		$99,550		$129,891		$151,084

Portfolio turnover rate(e)	10%		18%	11%		20%		25%		24%

Ratios/supplemental data based on average net assets:
Ratio of expenses	0.74	%(f)	0.71%	0.82	%(g)	0.95	%(g)	0.94	%(g)(h)	0.73	%(h)

Ratio of expenses excluding interest, facilities and maintenance fees(i)	0.68	%(f)	0.66%	0.76	%(g)	0.73	%(g)	0.73	%(g)(h)	0.71	%(h)

Ratio of net investment income	6.55	%(f)	6.29%	7.01	%(g)	6.63	%(g)	5.36	%(g)(h)	5.30	%(h)

Rebate from Morgan Stanley affiliate	—		—	0.00	%(j)	0.00	%(j)	0.00	%(j)	—

(a)	Calculated using average shares outstanding.
(b)	Includes anti-dilutive effect of acquiring treasury shares of less than $0.01.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)	Total return assumes an investment at the market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing market price at the end of the period indicated. Total return does not reflect brokerage commissions and is not annualized for periods less than one year.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $116,787.
(g)	The ratios reflect the rebate of certain Trust expenses in connection with investments in an Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(h)	Does not reflect the effect of expense offset of 0.01%.
(i)	For the years ended February 28, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	Amount is less than 0.005%.

20        Invesco Municipal Income Opportunities Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Income Opportunities Trust II is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Municipal Income Opportunities Trust II (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board has met since the closing of the Morgan Stanley Transaction. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — High Yield Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that additional portfolio managers were added at the beginning of 2009 and the Fund is reducing overweight positions in certain sectors. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of

21        Invesco Municipal Income Opportunities Trust II

funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as two other closed-end funds with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that as part of the Morgan Stanley Transaction, Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale
The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco Municipal Income Opportunities Trust II

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Income Opportunities Trust II was held on July 14, 2011. The Meeting was held for the following purpose:

(1)	Elect six Trustees by the holders of Common Shares, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	14,716,893	517,022
	Bob R. Baker	14,707,381	526,534
	Frank S. Bayley	14,719,385	514,530
	Larry Soll	14,740,015	493,900
	Philip A. Taylor	14,744,533	489,382
	Wayne W. Whalen	14,746,846	487,069

23        Invesco Municipal Income Opportunities Trust II

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05793.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-MIO2-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Invesco Municipal Income Opportunities Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.